Document and Entity Information	Jun. 22, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001585608
Document Type	8-K/A
Document Period End Date	Jun. 22, 2026
Entity Registrant Name	JAGUAR HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36714
Entity Tax Identification Number	46-2956775
Entity Address, Address Line One	200 Pine Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	371-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	JAGX
Amendment Description	On June 22, 2026, Jaguar Health, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to furnish under Item 7.01 a press release announcing that, following an evaluation of current market conditions, the Company’s Board of Directors has decided to initiate a process to explore and review a range of strategic alternatives focused on maximizing shareholder value. The Company is filing this Amendment No. 1 on Form 8-K/A to replace Exhibit 99.1 to the Original 8-K with the correct version of the press release as actually issued publicly. The version of the press release attached to the Original 8-K inadvertently contained an incorrect headline. The corrected headline reads: “Jaguar Health Announces Plan to Explore Strategic Alternatives Aligned with Targeted NDA Filing for Rare Disease Intestinal Failure Program.” No other changes have been made to the Original 8-K.